Intangible Assets, Net and Goodwill - Summary of intangible assets and goodwill (Details) - MXN ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Summary of intangible assets and goodwill
Intangible assets, net and goodwill	$ 40,389,842	$ 41,123,587
Concessions
Summary of intangible assets and goodwill
Intangible assets, net and goodwill	15,166,067	15,166,067	$ 15,166,067
Goodwill.
Summary of intangible assets and goodwill
Intangible assets, net and goodwill	13,904,998	13,904,998	14,036,657
Intangible Assets with Finite Useful Lives
Summary of intangible assets and goodwill
Intangible assets, net and goodwill	11,285,949	12,019,694
Intangible Assets with Finite Useful Lives | Trademarks
Summary of intangible assets and goodwill
Intangible assets, net and goodwill	48,314	111,526
Intangible Assets with Finite Useful Lives | Licenses and software
Summary of intangible assets and goodwill
Intangible assets, net and goodwill	4,395,522	4,159,245
Intangible Assets with Finite Useful Lives | Subscriber lists
Summary of intangible assets and goodwill
Intangible assets, net and goodwill	602,159	917,221
Intangible Assets with Finite Useful Lives | Payments for concessions
Summary of intangible assets and goodwill
Intangible assets, net and goodwill	5,249,030	5,536,697
Intangible Assets with Finite Useful Lives | Other intangible assets
Summary of intangible assets and goodwill
Intangible assets, net and goodwill	990,924	1,295,005
Intangible Assets with Indefinite Useful Lives
Summary of intangible assets and goodwill
Intangible assets, net and goodwill	29,103,893	29,103,893
Intangible Assets with Indefinite Useful Lives | Trademarks
Summary of intangible assets and goodwill
Intangible assets, net and goodwill	32,828	32,828
Intangible Assets with Indefinite Useful Lives | Concessions
Summary of intangible assets and goodwill
Intangible assets, net and goodwill	15,166,067	15,166,067
Intangible Assets with Indefinite Useful Lives | Goodwill.
Summary of intangible assets and goodwill
Intangible assets, net and goodwill	13,904,998	13,904,998
Cost
Summary of intangible assets and goodwill
Intangible assets, net and goodwill	66,614,306	67,311,292
Cost | Intangible Assets with Finite Useful Lives
Summary of intangible assets and goodwill
Intangible assets, net and goodwill	37,510,413	38,207,399	37,691,621
Cost | Intangible Assets with Finite Useful Lives | Trademarks
Summary of intangible assets and goodwill
Intangible assets, net and goodwill	2,236,012	2,227,096	2,227,096
Cost | Intangible Assets with Finite Useful Lives | Concessions
Summary of intangible assets and goodwill
Intangible assets, net and goodwill			553,505
Cost | Intangible Assets with Finite Useful Lives | Licenses and software
Summary of intangible assets and goodwill
Intangible assets, net and goodwill	16,990,167	15,111,644	14,831,874
Cost | Intangible Assets with Finite Useful Lives | Subscriber lists
Summary of intangible assets and goodwill
Intangible assets, net and goodwill	8,779,649	8,791,701	8,806,951
Cost | Intangible Assets with Finite Useful Lives | Payments for concessions
Summary of intangible assets and goodwill
Intangible assets, net and goodwill	5,824,365	5,824,365	5,825,559
Cost | Intangible Assets with Finite Useful Lives | Other intangible assets
Summary of intangible assets and goodwill
Intangible assets, net and goodwill	3,680,220	6,252,593	5,446,636
Cost | Intangible Assets with Indefinite Useful Lives
Summary of intangible assets and goodwill
Intangible assets, net and goodwill	29,103,893	29,103,893	29,237,966
Cost | Intangible Assets with Indefinite Useful Lives | Trademarks
Summary of intangible assets and goodwill
Intangible assets, net and goodwill	32,828	32,828	35,242
Cost | Intangible Assets with Indefinite Useful Lives | Concessions
Summary of intangible assets and goodwill
Intangible assets, net and goodwill	15,166,067	15,166,067	15,166,067
Cost | Intangible Assets with Indefinite Useful Lives | Goodwill.
Summary of intangible assets and goodwill
Intangible assets, net and goodwill	13,904,998	13,904,998	14,036,657
Accumulated depreciation
Summary of intangible assets and goodwill
Intangible assets, net and goodwill	(26,224,464)	(26,187,705)
Accumulated depreciation | Intangible Assets with Finite Useful Lives
Summary of intangible assets and goodwill
Intangible assets, net and goodwill	(26,224,464)	(26,187,705)	(24,673,706)
Accumulated depreciation | Intangible Assets with Finite Useful Lives | Trademarks
Summary of intangible assets and goodwill
Intangible assets, net and goodwill	(2,187,698)	(2,115,570)	(2,043,442)
Accumulated depreciation | Intangible Assets with Finite Useful Lives | Concessions
Summary of intangible assets and goodwill
Intangible assets, net and goodwill			(553,505)
Accumulated depreciation | Intangible Assets with Finite Useful Lives | Licenses and software
Summary of intangible assets and goodwill
Intangible assets, net and goodwill	(12,594,645)	(10,952,399)	(9,672,946)
Accumulated depreciation | Intangible Assets with Finite Useful Lives | Subscriber lists
Summary of intangible assets and goodwill
Intangible assets, net and goodwill	(8,177,490)	(7,874,480)	(7,574,668)
Accumulated depreciation | Intangible Assets with Finite Useful Lives | Payments for concessions
Summary of intangible assets and goodwill
Intangible assets, net and goodwill	(575,335)	(287,668)
Accumulated depreciation | Intangible Assets with Finite Useful Lives | Other intangible assets
Summary of intangible assets and goodwill
Intangible assets, net and goodwill	$ (2,689,296)	$ (4,957,588)	$ (4,829,145)